Consolidated Schedule of Investments (unaudited)	iShares® Bloomberg Roll Select Commodity Strategy ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Certificates of Deposit

Sumitomo Mitsui Trust Bank Ltd./New York, 5.41%, 09/06/24, (1-day SOFR + 0.170%)(a)	$1,580	$1,580,141

Total Certificates of Deposit — 0.7%
(Cost: $1,580,041)		1,580,141

Commercial Paper
American Honda Finance Corp.
5.54%, 09/09/24	3,000	2,981,656
5.54%, 09/19/24	2,000	1,984,722
Aquitaine Funding Co. LLC, 5.46%, 09/04/24	3,500	3,481,529
AT&T Inc., 5.40%, 08/19/24	840	837,614
Bell Telephone Co. of Canada or Bell Canada (The)
5.43%, 08/06/24	3,000	2,997,286
5.44%, 08/12/24	1,000	998,190
Britannia Funding Co. LLC, 5.35%, 08/05/24	1,500	1,498,886
Brookfield BRP Holdings Canada Inc., 5.43%,
08/06/24	3,500	3,497,205
Cabot Trail Funding LLC, 5.45%, 09/18/24	3,500	3,474,210
Consolidated Edison Co. of New York Inc., 5.48%,
08/19/24	3,500	3,489,902
CRH America Finance Inc., 5.55%, 09/23/24	2,250	2,231,437
DUKE ENERGY Corp., 5.55%, 10/02/24	3,000	2,971,130
Fiserv Inc.
5.46%, 08/07/24	1,500	1,498,410
5.50%, 08/19/24	3,500	3,489,874
Florida Power & Light Co., 5.44%, 08/26/24	1,000	996,086
Honeywell International Inc., 5.36%, 09/19/24	3,000	2,977,847
Hyundai Capital America
5.46%, 08/14/24	2,000	1,995,760
5.61%, 08/19/24	3,000	2,991,144
5.65%, 09/04/24	2,000	1,989,080
Ionic Funding LLC
5.37%, 08/02/24	3,000	2,999,105
5.43%, 08/15/24	1,680	1,676,206
Jupiter Securitization Co. LLC, 5.41%, 10/04/24	3,000	2,970,994
Keurig Dr. Pepper Inc.
5.43%, 08/05/24	3,000	2,997,739
5.50%, 08/27/24	1,810	1,802,558
Komatsu Finance America Inc., 5.32%, 08/13/24	2,000	1,996,165
Lime Funding LLC, 5.43%, 10/03/24	3,000	2,971,342
LMA-Americas LLC, 5.37%, 08/09/24	3,000	2,995,980
LSEGA Financing PLC, 5.46%, 09/04/24	3,000	2,984,162
LVMH Moet Hennessy Louis Vuitton SE, 5.33%,
08/22/24	2,300	2,292,536
Mackinac Funding Co. LLC, 5.40%, 08/22/24	3,500	3,488,478
Marriott International Inc./MD, 5.52%, 08/07/24	3,500	3,496,250
Marubeni Finance America LLC, 5.56%, 08/08/24	3,010	3,006,288
Mitsubishi Corp. Americas
5.37%, 09/16/24	3,250	3,227,385
5.38%, 10/07/24	2,020	1,999,694
Mohawk Industries Inc., 5.55%, 09/06/24	3,000	2,982,980
NextEra Energy Capital Holdings Inc.
5.49%, 08/21/24	700	697,765
5.54%, 09/20/24	3,000	2,976,625
Security	Par (000)	Value

Oversea-Chinese Banking Corp. Ltd., 5.36%, 08/30/24	$3,000	$2,986,662
PACCAR Financial Corp., 5.56%, 09/06/24	3,000	2,982,949
Penske Truck Leasing Co. LP
5.53%, 08/09/24	2,390	2,386,699
5.63%, 09/06/24	3,000	2,982,729
PPG Industries Inc., 5.42%, 08/02/24	3,000	2,999,096
Pure Grove Funding, 5.41%, 10/02/24	2,990	2,961,959
Sanofi SA, 5.34%, 09/06/24	3,000	2,983,620
SPIRE Inc. 08/24 ZCP, 5.45%, 08/12/24	3,000	2,994,555
Toyota Industries Commercial Finance Inc., 5.35%,
09/05/24	7,050	7,012,508
Versailles CDS LLC, 5.40%, 09/09/24	1,500	1,491,056
Victory Receivables Corp.
5.35%, 08/09/24	3,250	3,245,655
5.41%, 10/01/24	2,000	1,981,545
VW Credit Inc., 5.45%, 08/12/24	740	738,657

Total Commercial Paper — 53.9%
(Cost: $131,711,516)		131,691,910

U.S. Treasury Obligations(b)
U.S. Treasury Bill
5.30%, 10/24/24	5,000	4,940,045
5.36%, 09/26/24	8,000	7,934,558
5.37%, 09/19/24	12,000	11,914,295
5.38%, 08/08/24	5,500	5,494,374
5.38%, 09/12/24	15,000	14,907,567
5.39%, 08/29/24	7,500	7,469,229
5.39%, 10/03/24	14,750	14,616,248
5.40%, 08/01/24	10,000	10,000,000
5.40%, 09/05/24	15,000	14,923,046

Total U.S. Treasury Obligations — 37.8%
(Cost: $92,199,949)		92,199,362

	Shares

Money Market Funds

BlackRock Cash Funds: Treasury, SL Agency Shares, 5.29%(c)(d)	7,390,000	7,390,000

Total Money Market Funds — 3.0%
(Cost: $7,390,000)		7,390,000

Total Investments — 95.4%
(Cost: $232,881,506)		232,861,413

Other Assets Less Liabilities — 4.6%		11,288,112

Net Assets — 100.0%		$244,149,525

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	Rates are discount rates or a range of discount rates as of period end.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

Consolidated Schedule of Investments (unaudited) (continued)	iShares® Bloomberg Roll Select Commodity Strategy ETF
July 31, 2024

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/23	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/24	Shares Held at 07/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$13,440,000	$—	$(6,050,000	)(a)	$—	$—	$7,390,000	7,390,000	$583,649	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Bloomberg Roll Select Commodity Index	9,586	09/18/24	$243,484	$(10,758,911)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Certificates of Deposit	$—	$1,580,141	$—	$1,580,141
Commercial Paper	—	131,691,910	—	131,691,910
U.S. Treasury Obligations	—	92,199,362	—	92,199,362
Short-Term Securities
Money Market Funds	7,390,000	—	—	7,390,000
	$7,390,000	$225,471,413	$—	$232,861,413

Consolidated Schedule of Investments (unaudited) (continued)	iShares® Bloomberg Roll Select Commodity Strategy ETF
July 31, 2024

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Liabilities
Commodity Contracts	$(10,758,911)	$—	$—	$(10,758,911)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

SOFR	Secured Overnight Financing Rate

3